Acquisition of Assets (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
As the purchase was treated as an asset acquisition, the value assigned for the assets acquired was based on the estimated fair value of the assets and liabilities.  The allocation of the price paid in cash is as follows:

Material inventory	$223,000
Fixed assets	264,000
Intangible assets	13,000
$500,000

As the purchase was treated as an asset acquisition, the value assigned for the assets acquired was valued based on the estimated fair value of the assets and liabilities. The allocation of the price paid in cash is as follows:

Material inventory	$223,000
Fixed assets	264,000
Intangible assets	13,000
$500,000